Contract liabilities	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Contract liabilities
Contract liabilities

11. Contract liabilities

	$	$
Opening balance as at August 31, 2022 and 2021	1,029,318	898,713
Payments received in advance	917,935	2,502,080
Boat sales deposits	152,277	87,609
Payments reimbursed	(8,159)	(2,615)
Transferred to revenues	(1,277,728)	(2,475,307)
Currency translation	36,399	18,838
Closing balance as at May 31, 2023 and August 31, 2022	850,042	1,029,318

14. Contract liabilities

	2022	2021
	$	$
Opening balance	898,713	20,443
Business acquisition	—	482,173
Payments received in advance	2,502,080	1,199,958
Boat sale deposits	87,609	—
Payments reimbursed	(2,615)	(37,842)
Transferred to revenues	(2,475,307)	(766,019)
Currency translation	18,838	—
Closing balance	1,029,318	898,713